Shareholder Report, Holdings (Details) - C000195837	Jul. 31, 2024
46429B598 | iShares MSCI India ETF
Holdings [Line Items]
Percent of Net Asset Value	10.30%
464286764 | iShares MSCI Spain ETF
Holdings [Line Items]
Percent of Net Asset Value	10.20%
46434G830 | iShares MSCI Italy ETF
Holdings [Line Items]
Percent of Net Asset Value	10.10%
464286715 | iShares MSCI Turkey ETF
Holdings [Line Items]
Percent of Net Asset Value	10.10%
46429B523 | iShares MSCI Denmark ETF
Holdings [Line Items]
Percent of Net Asset Value	10.00%
464286756 | iShares MSCI Sweden ETF
Holdings [Line Items]
Percent of Net Asset Value	10.00%
464286707 | iShares MSCI France ETF
Holdings [Line Items]
Percent of Net Asset Value	10.00%
46434G772 | iShares MSCI Taiwan ETF
Holdings [Line Items]
Percent of Net Asset Value	9.80%
464286814 | iShares MSCI Netherlands ETF
Holdings [Line Items]
Percent of Net Asset Value	9.70%
46429B606 | iShares MSCI Poland ETF
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Netherlands
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Poland
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Taiwan
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Denmark
Holdings [Line Items]
Percent of Net Asset Value	10.00%
France
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Sweden
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Italy
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Turkey
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Spain
Holdings [Line Items]
Percent of Net Asset Value	10.20%
India
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Equity
Holdings [Line Items]
Percent of Net Asset Value	99.90%
InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	100.00%
InvestmentType_Warrant
Holdings [Line Items]
Percent of Total Investments	0.00%